Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
FIRST QUARTER REPORT
June 30, 2026 (Unaudited)
Columbia Core Plus Bond ETF

Portfolio of Investments
Columbia Core Plus Bond ETF, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Core Plus Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities 8 .1%
Federal Home Loan Mortgage Corp. REMICS
(a)
Series 5668  Class FL
30 day USD SOFR Average + 1.450%
Floor 1.450%
06/25/2056 5.078% 98,929 99,810
Federal National Mortgage Association REMICS
(a),(b)
Series 2024-74  Class SW
-1.0 x 30 day USD SOFR Average + 6.000%
09/25/2054 2.372% 269,850 21,685
Series 2025-102  Class SC
-1.0 x 30 day USD SOFR Average + 6.020%
12/25/2055 2.392% 956,080 84,085
Series 2025-104  Class SC
-1.0 x 30 day USD SOFR Average + 5.550%
12/25/2055 1.922% 931,685 60,688
Series 2025-87  Class SA
-1.0 x 30 day USD SOFR Average + 5.900%
10/25/2055 2.272% 933,169 72,984
Series 2026-36  Class SN
-1.0 x 30 day USD SOFR Average + 5.600%
05/25/2056 1.972% 197,807 15,344
Federal National Mortgage Association REMICS
(b)
Series 2020-87  Class JI
12/25/2050 3.500% 270,162 57,270
Federal National Mortgage Association REMICS
(a)
Series 2025-16  Class MA
30 day USD SOFR Average + 3.950%
01/25/2055 7.578% 64,046 65,520
Government National Mortgage Association REMICS
(a),(b)
Series 2022-135  Class SE
-1.0 x 30 day USD SOFR Average + 6.050%
08/20/2052 2.441% 423,756 37,946
Series 2024-126  Class SG
-1.0 x 30 day USD SOFR Average + 6.650%
08/20/2054 3.041% 357,946 36,520
Series 2024-204  Class ES
-1.0 x 30 day USD SOFR Average + 6.050%
12/20/2054 2.441% 438,315 42,250
Series 2025-150  Class MS
-1.0 x 30 day USD SOFR Average + 4.350%
09/20/2055 0.741% 560,557 13,234
Series 2025-194  Class SL
-1.0 x 30 day USD SOFR Average + 6.080%
11/20/2055 2.471% 198,239 19,624
Series 2026-88  Class SM
-1.0 x 30 day USD SOFR Average + 6.200%
05/20/2056 2.591% 149,618 14,727
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Government National Mortgage Association REMICS
(a)
Series 2025-149  Class FP
30 day USD SOFR Average + 1.100%
Floor 1.100%
09/20/2055 4.709% 240,906 242,169
1 1 1 1 1
Total Agency Collateralized Mortgage Obligation Securities
(Cost $ 907,556 ) 883,856
Agency Mortgage-Backed Securities 28 .4%
Federal Home Loan Mortgage Corp.
04/01/2056 4.500% 247,647 237,753
04/01/2056 4.500% 245,468 235,549
04/01/2056 5.000% 248,659 246,997
06/01/2056 5.000% 299,675 296,007
Federal National Mortgage Association
10/01/2052 4.000% 193,292 181,110
09/01/2053 3.000% 250,841 218,945
01/01/2055 6.000% 182,014 187,345
01/01/2056 5.000% 238,564 235,279
Uniform Mortgage-Backed Security, TBA
(c)
07/01/2056 3.500% 450,000 408,234
07/01/2056 4.000% 325,000 303,722
07/01/2056 5.500% 550,000 551,758
1 1 1 1 1
Total Agency Mortgage-Backed Securities
(Cost $ 3,097,237 ) 3,102,699
Corporate Bonds 24 .5%
Advertising 0.2%
Clear Channel Outdoor Holdings, Inc.
(d)
06/01/2029 7.500% 27,000 27,029
1 1 1 1 27,029
Aerospace & Defense 0.6%
Boeing Co.
05/01/2060 5.930% 25,000 24,629
TransDigm, Inc.
(d)
01/31/2034 6.750% 40,000 41,049
Total 65,678
Auto Parts & Equipment 1.0%
American Axle & Manufacturing, Inc.
(d)
10/15/2033 7.750% 37,000 36,562
ZF North America Capital, Inc.
(d)
03/24/2031 7.500% 65,000 65,449
Total 102,011

Portfolio of Investments
(continued)
Columbia Core Plus Bond ETF, June 30, 2026 (Unaudited)
Columbia Core Plus Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Banks 4.3%
Bank of America Corp.
(e)
02/06/2037 5.045% 120,000 118,175
Goldman Sachs Group, Inc.
(e)
06/03/2037 5.425% 40,000 40,151
JPMorgan Chase & Co.
(e)
04/23/2032 4.622% 96,000 94,908
Morgan Stanley
(e)
04/16/2032 4.809% 170,000 168,675
Royal Bank of Canada
(e)
02/04/2031 5.153% 2,000 2,024
05/03/2032 4.612% 16,000 15,837
Wells Fargo & Co.
(e)
05/20/2032 4.844% 13,000 12,955
Total 452,725
Beverages 0.9%
Bacardi Ltd./Bacardi-Martini BV
(d)
06/15/2033 5.400% 103,000 102,745
1 1 1 1 102,745
Chemicals 1.5%
INEOS Finance PLC
(d)
04/15/2029 7.500% 72,000 69,965
Olympus Water U.S. Holding Corp.
(d)
06/15/2031 7.250% 15,000 15,233
02/15/2033 7.250% 35,000 34,591
WR Grace Holdings LLC
(d)
08/15/2029 5.625% 57,000 53,588
Total 173,377
Commercial Services 0.5%
ERAC USA Finance LLC
(d)
05/01/2028 4.600% 20,000 20,032
04/30/2031 4.700% 8,000 7,975
Herc Holdings, Inc.
(d)
06/15/2033 7.250% 23,000 23,986
Total 51,993
Computers 0.3%
McAfee Corp.
(d)
02/15/2030 7.375% 36,000 30,593
1 1 1 1 30,593
Diversified Financial Services 0.4%
OneMain Finance Corp.
03/15/2033 6.500% 35,000 34,431
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
UWM Holdings LLC
(d)
02/01/2030 6.625% 15,000 13,963
Total 48,394
Electric 1.0%
NextEra Energy Capital Holdings, Inc.
09/01/2027 4.685% 20,000 20,048
NRG Energy, Inc.
(d)
02/15/2031 3.625% 23,000 21,355
Vistra Operations Co. LLC
(d)
04/15/2032 6.875% 25,000 25,898
XPLR Infrastructure Operating Partners LP
(d)
03/15/2033 8.625% 35,000 37,540
Total 104,841
Entertainment 0.3%
Caesars Entertainment, Inc.
(d)
10/15/2032 6.000% 14,000 12,688
Six Flags Entertainment Corp.
(d)
05/15/2031 7.250% 22,000 21,871
Total 34,559
Environmental Control 0.1%
Waste Pro USA, Inc.
(d)
02/01/2033 7.000% 15,000 15,352
1 1 1 1 15,352
Food 0.3%
Mars, Inc.
(d)
03/01/2035 5.200% 37,000 37,145
1 1 1 1 37,145
Healthcare Products 0.2%
Abbott Laboratories
03/15/2036 4.650% 15,000 14,564
GE HealthCare Technologies, Inc.
12/15/2028 4.150% 7,000 6,942
Total 21,506
Healthcare Services 1.6%
HCA, Inc.
04/01/2031 5.450% 54,000 55,165
Tenet Healthcare Corp.
(d)
11/15/2032 5.500% 40,000 39,773
UnitedHealth Group, Inc.
06/15/2035 5.300% 80,000 81,461
Total 176,399

Portfolio of Investments
(continued)
Columbia Core Plus Bond ETF, June 30, 2026 (Unaudited)
Columbia Core Plus Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Insurance 0.5%
Acrisure LLC/Acrisure Finance, Inc.
(d)
06/15/2029 8.500% 15,000 14,144
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
(d)
10/01/2032 7.375% 44,000 43,716
Total 57,860
Internet 1.1%
Alphabet, Inc.
02/15/2036 4.800% 20,000 19,653
Amazon.com, Inc.
03/13/2036 4.875% 29,000 28,543
ION Platform Finance U.S., Inc./ION Platform Finance SARL
(d)
05/15/2028 5.750% 34,000 31,216
Meta Platforms, Inc.
05/15/2046 6.200% 9,000 9,002
08/15/2064 5.550% 35,000 30,586
Total 119,000
Leisure Time 0.3%
NCL Corp. Ltd.
(d)
02/01/2032 6.750% 15,000 14,962
Viking Cruises Ltd.
(d)
10/15/2033 5.875% 19,000 19,011
Total 33,973
Media 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
(d)
03/01/2030 4.750% 68,000 64,526
Charter Communications Operating LLC/Charter
Communications Operating Capital
06/30/2062 3.950% 27,000 15,942
Comcast Corp.
11/01/2056 2.937% 30,000 16,219
CSC Holdings LLC
(d)
02/01/2028 5.375% 25,000 15,674
Virgin Media Finance PLC
(d)
07/15/2030 5.000% 23,000 17,380
Total 129,741
Oil & Gas 1.7%
APA Corp.
02/15/2055 6.750% 13,000 13,570
Hilcorp Energy I LP/Hilcorp Finance Co.
(d)
02/15/2035 7.250% 21,000 20,670
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Occidental Petroleum Corp.
10/01/2054 6.050% 11,000 11,145
Permian Resources Operating LLC
(d)
01/15/2032 7.000% 21,000 21,724
Petroleos Mexicanos
06/15/2035 6.625% 53,000 51,403
SM Energy Co.
(d)
06/15/2033 9.625% 22,000 24,115
Sunoco LP
(d)
05/01/2032 7.250% 20,000 20,736
Sunoco LP
(d),(e),(f)
09/18/2030 7.875% 15,000 15,597
Total 178,960
Pharmaceuticals 2.5%
AbbVie, Inc.
11/21/2029 3.200% 175,000 167,570
CVS Health Corp.
03/25/2038 4.780% 40,000 37,498
Merck & Co., Inc.
05/22/2036 5.200% 70,000 70,850
Total 275,918
Pipelines 0.9%
Delek Logistics Partners LP/Delek Logistics Finance Corp.
(d)
03/15/2029 8.625% 14,000 14,556
Energy Transfer LP
05/15/2054 5.950% 20,000 19,145
Venture Global LNG, Inc.
(d),(e),(f)
09/30/2029 9.000% 30,000 29,219
Venture Global Plaquemines LNG LLC
(d)
01/15/2036 6.750% 34,000 36,039
Total 98,959
Retail 0.1%
White Cap Supply Holdings LLC
(d)
11/15/2030 7.375% 15,000 15,223
1 1 1 1 15,223
Semiconductors 0.2%
Broadcom, Inc.
(d)
11/15/2036 3.187% 32,000 26,761
1 1 1 1 26,761
Software 0.7%
Cloud Software Group, Inc.
(d)
09/30/2029 9.000% 34,000 33,011

Portfolio of Investments
(continued)
Columbia Core Plus Bond ETF, June 30, 2026 (Unaudited)
Columbia Core Plus Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Fidelity National Information Services, Inc.
03/10/2028 4.450% 5,000 4,982
Oracle Corp.
09/26/2065 6.100% 45,000 37,631
Total 75,624
Telecommunications 1.8%
AT&T, Inc.
12/01/2057 3.800% 30,000 20,020
Core Scientific Finance I LLC
(d)
05/15/2031 7.750% 15,000 15,208
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
(d)
04/15/2036 5.700% 25,000 23,764
T-Mobile USA, Inc.
02/15/2031 2.875% 105,000 96,594
Verizon Communications, Inc.
01/15/2036 5.000% 30,000 29,253
Total 184,839
Transportation 0.3%
Canadian Pacific Railway Co.
03/15/2029 4.000% 4,000 3,939
12/02/2031 2.450% 32,000 28,458
Total 32,397
Total Corporate Bonds
(Cost $ 2,679,636 ) 2,673,602
Foreign Government Obligations
(g)
2 .0%
Dominican Republic 0.9%
Dominican Republic International Bonds
(d)
01/25/2027 5.950% 100,000 100,449
1 1 1 1 100,449
Romania 1.1%
Romania Government International Bonds
(d)
03/24/2035 5.750% 120,000 116,042
1 1 1 1 116,042
Total Foreign Government Obligations
(Cost $ 213,941 ) 216,491
Non-Agency Asset-Backed Securities 14 .0%
Citigroup Mortgage Loan Trust, Inc.
(a),(d)
Series 2026-HE1  Class A1
30 day USD SOFR Average + 1.350%
10/25/2056 4.978% 97,374 97,374
GITSIT Mortgage Loan Trust
(d)
Series 2025-NPL2  Class A1
12/25/2055 5.425% 290,100 287,759
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Lendbuzz Securitization Trust
(d)
Series 2025-2A  Class A2
05/15/2030 5.180% 140,763 140,816
Pagaya AI Debt Grantor Trust
(d)
Series 2026-3  Class A2
12/15/2033 5.241% 100,000 99,977
Series 2026-3  Class B
12/15/2033 6.201% 100,000 99,747
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
(d)
Series 2024-6  Class B
11/15/2031 6.589% 128,955 129,014
Reach ABS Trust
(d)
Series 2026-1A  Class A
02/15/2033 4.320% 55,802 55,768
Research-Driven Pagaya Motor Asset Trust
(d)
Series 2026-2A  Class A4
02/26/2035 5.620% 70,000 69,678
Series 2026-R1A  Class A
07/25/2034 5.659% 43,182 43,049
Saluda Grade Alternative Mortgage Trust
(d),(h)
Series 2025-FIG6  Class A1
01/25/2056 5.178% 355,613 350,874
Upstart Securitization Trust
(d)
Series 2026-2  Class B
05/20/2036 5.080% 150,000 149,443
1 1 1 1 1
Total Non-Agency Asset-Backed Securities
(Cost $ 1,532,771 ) 1,523,499
Non-Agency Collateralized Loan Obligations Securities 7 .3%
GoldenTree Loan Management U.S. CLO 27
Ltd.
(a),(d)
Series 2025-27A  Class A
3 mo. USD Term SOFR + 1.190%
Floor 1.190%
01/20/2039 4.865% 250,000 250,075
Madison Park Funding XLVII Ltd.
(a),(d)
Series 2020-47A  Class A2R
3 mo. USD Term SOFR + 1.740%
Floor 1.740%
04/19/2037 5.415% 300,000 300,183
Palmer Square CLO Ltd.
(a),(c),(d)
Series 2026-2A  Class A
3 mo. USD Term SOFR + 1.180%
Floor 1.180%
07/20/2039 0.000% 250,000 249,997
1 1 1 1 1
Total Non-Agency Collateralized Loan Obligations Securities
(Cost $ 800,877 ) 800,255

Portfolio of Investments
(continued)
Columbia Core Plus Bond ETF, June 30, 2026 (Unaudited)
Columbia Core Plus Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities 18 .3%
ACRA Trust
(d),(h)
Series 2026-NQM1  Class A1
06/25/2066 5.573% 250,000 249,901
Angel Oak Mortgage Trust
(d)
Series 2025-13  Class A1
10/25/2070 4.929% 272,964 270,752
BRAVO Residential Funding Trust
(d),(h)
Series 2026-NQMR1  Class A1
08/25/2062 5.395% 97,660 97,186
CIM Trust
(d)
Series 2026-NR1  Class A1
07/25/2065 5.000% 97,058 94,417
COLT Mortgage Loan Trust
(d),(h)
Series 2026-4  Class A1
06/25/2071 5.288% 100,000 99,700
Ellington Financial Mortgage Trust
(d),(h)
Series 2025-NQM6  Class A1
12/25/2070 5.001% 325,950 323,495
Series 2026-NQM6  Class A1
06/25/2071 5.466% 100,000 99,995
HOMES Trust
(d)
Series 2025-AFC2  Class A1A
06/25/2060 5.471% 114,536 114,654
HTAP Issuer Trust
(d)
Series 2025-1  Class A
11/25/2042 6.500% 351,647 348,274
MFA Trust
(d),(h)
Series 2026-INVR1  Class A1
12/25/2059 5.387% 97,128 96,576
PRPM LLC
(d)
Series 2026-4  Class A1
06/25/2031 6.299% 100,000 100,011
SG Residential Mortgage Trust
(d),(h)
Series 2026-4  Class A1
07/01/2066 5.507% 100,000 99,984
1 1 1 1 1
Total Non-Agency Collateralized Mortgage Obligation Securities
(Cost $ 2,006,398 ) 1,994,945
U.S. Treasury Obligations 1 .8%
U.S. Treasury Notes
10/15/2027 3.875% 200,000 199,273
1 1 1 1 1
Total U.S. Treasury Obligations
(Cost $ 199,305 ) 199,273
. Shares
.
Value ($)
Money Market Funds 9 .9%
Columbia Short-Term Cash Fund, 3.767%
(i),(j)
1,084,102 1,083,451
1 1 1
Total Money Market Funds
(Cost $ 1,083,558 ) 1,083,451
Total Investments in Securities
(Cost $ 12,521,279 ) 12,478,071
Other Assets & Liabilities, Net (1,560,344)
Net Assets 10,917,727

Portfolio of Investments
(continued)
Columbia Core Plus Bond ETF, June 30, 2026 (Unaudited)
Columbia Core Plus Bond ETF | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
—
1,616,863
(533,305)
(107)
1,083,451
—
(36)
1,970
1,084,102
1
At June 30, 2026, securities and/or cash totaling $86,702 were pledged as collateral.
Investments in Derivatives
Notes to Portfolio of Investments
Long futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT U.S. Long Bond Futures 1 09/2026 USD 113,500 3,158 —
Ultra 10 Year U.S. Treasury Notes Futures 6 09/2026 USD 674,813 8,813 —
Ultra U.S. Treasury Bond Futures 13 09/2026 USD 1,510,031 46,965 —
Total 58,936 —
Short futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 10 Year U.S. Treasury Notes Futures (3) 09/2026 USD (329,672) — (2,435)
CBOT 2 Year U.S. Treasury Notes Futures (15) 09/2026 USD (3,091,992) 516 —
CBOT 5 Year U.S. Treasury Notes Futures (6) 09/2026 USD (642,281) — (2,301)
Total 516 (4,736)
(a) Variable rate security. The interest rate shown was the current rate as of June 30, 2026.
(b) Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(c) Represents a security purchased on a when-issued basis.
(d) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $5,806,824, which represents 53.19% of total net assets.
(e) Fixed-to-floating rate security. The interest rate shown reflects the rate in effect at period end. The security pays a fixed rate of interest until its reset date and thereafter will bear interest at a floating rate based on a reference rate plus a spread.
(f) Perpetual security with no specified maturity date.  The date shown reflects the next call date.
(g) Principal and interest may not be guaranteed by a governmental entity.
(h) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2026.
(i) The rate shown is the seven-day current annualized yield at June 30, 2026.
(j) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
CMT Constant Maturity Treasury
REMIC(S) Real Estate Mortgage Investment Conduit(s)
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
USD US Dollar

Portfolio of Investments
(continued)
Columbia Core Plus Bond ETF, June 30, 2026 (Unaudited)
Columbia Core Plus Bond ETF | 2026

Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

1QT329_(08/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.